Other Liabilities and Accruals (Tables)	6 Months Ended
Jun. 30, 2019
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Summary of Short-term and Payable Within One Year

All amounts are short-term and payable within one year.

	Balance as per
	June 30, 2019	December 31, 2018
	(euros in thousands)
Audit fees	70	167
Personnel-related	405	560
Accrued bonus	928	1,523
Accrued R&D costs	4,758	4,409
Lease liabilities	1,432	—
IP legal fees	258	212
Subsidy advances received	151	42
Other accruals	1,748	1,051

	9,750	7,964